Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Trade payables in the opening balance	€ 6,738	€ 6,475	€ 6,682
Business related variations	297	41	(122)
Changes in the scope of consolidation	9	125	1
Translation adjustment	(71)	47	(80)
Reclassifications and other items	95	49	(6)
Trade payables in the closing balance	€ 7,067	€ 6,738	€ 6,475